INCOME TAXES (Details Narrative) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020	Jun. 30, 2021 CNY (¥)
Operating Loss Carryforwards	$ 25,300,000			¥ 163.0
Operating Loss Carryforwards, Expiration Date	Jun. 30, 2025
Operating Income (Loss)	$ (13,922,205)	$ (7,543,844)
Corporate tax rate	25.00%	25.00%
BVI [Member]
Operating Income (Loss)	$ 9,500,000
High Technology Enterprise [Member]
Corporate tax rate	15.00%
Biznest [Member]
Corporate tax rate	12.50%
HONG KONG
Tax profits			16.50%